Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Profit or Loss
Summary of financial assets at fair value through profit or loss

	December 31,	December 31,
	2022	2023

	(in thousands)
Money market fund	$—	2,117
Equity securities-unlisted company	15,350	21,650
	$15,350	23,767
Current	$—	2,117
Non-current	15,350	21,650
	$15,350	23,767